Selected Statements of Operations Data (Details Textual)	12 Months Ended
	Dec. 31, 2018 Customer Segment	Dec. 31, 2017 Customer	Dec. 31, 2016 Customer
Selected Statements of Operations Data (Textual)
Number of reportable segments | Segment	1
Percent of total revenues, major customer	98.00%	90.00%	98.00%
United States [Member] | Revenues [Member]
Selected Statements of Operations Data (Textual)
Percent of total revenues, major customer	63.00%	66.00%	62.00%
Number of customers	2	1	1
Philippines [Member] | Revenues [Member]
Selected Statements of Operations Data (Textual)
Percent of total revenues, major customer	18.00%	12.00%	17.00%
Number of customers	1	1	1